Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment
Schedule of Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leased assets and leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	4 to 5 years

Schedule of property, plant, and equipment including right of use assets

				Other Property,	Advance
			Other Property,	Plant, and	Payments and
		Land and	Plant, and	Equipment	Construction
€ millions	Land and Buildings	Buildings Leased	Equipment	Leased	in Progress	Total
12/31/2024	1,501	1,391	1,379	66	156	4,493
12/31/2025	1,497	1,370	1,328	107	195	4,497

Additions
12/31/2024	87	321	549	90	91	1,138
12/31/2025	89	301	480	120	141	1,130